Fair Value Measurements (Details) - Schedule of The Inputs Used In Valuing The Derivative Warrant Liabilities - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 402.5	$ 402.5
Term, in years	2 years 7 months 9 days	2 years 10 months 9 days
Volatility	109.00%	109.00%
Risk-free rate	3.85%	4.22%
Dividend yield	0.00%	0.00%
Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price		$ 402.5	$ 402.5
Term, in years		2 years 10 months 9 days	3 years 10 months 9 days
Volatility		109.00%	76.00%
Risk-free rate		4.22%	3.90%
Dividend yield		0.00%	0.00%
February 2024 BDO Firm Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 59.5	$ 59.5
Term, in years	3 years 11 months 4 days	4 years 2 months 4 days
Volatility	85.00%	81.00%
Risk-free rate	3.88%	4.29%
Dividend yield	0.00%	0.00%
February 2024 BDO Firm Warrants [Member] | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price		$ 59.5
Term, in years		4 years 2 months 4 days
Volatility		81.00%
Risk-free rate		4.29%
Dividend yield		0.00%
April 2024 RDO Common Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 38.5	$ 38.5
Term, in years	4 years 25 days	4 years 3 months 25 days
Volatility	83.00%	80.00%
Risk-free rate	3.89%	4.30%
Dividend yield	0.00%	0.00%
April 2024 RDO Common Warrants [Member] | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price		$ 38.5
Term, in years		4 years 3 months 25 days
Volatility		80.00%
Risk-free rate		4.30%
Dividend yield		0.00%
Deposit Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 1.2	$ 1.2
Term, in years	4 years 2 months 19 days	4 years 5 months 19 days
Volatility	76.00%	73.00%
Risk-free rate	3.89%	4.30%
Dividend yield	0.00%	0.00%
Deposit Warrant [Member] | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price		$ 1.2
Term, in years		4 years 5 months 19 days
Volatility		73.00%
Risk-free rate		4.30%
Dividend yield		0.00%
October 2024 Noteholder Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 36.4	$ 36.4
Term, in years	4 years 6 months 7 days	4 years 9 months 7 days
Volatility	80.00%	77.00%
Risk-free rate	3.90%	4.32%
Dividend yield	0.00%	0.00%
October 2024 Noteholder Warrants | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price		$ 36.4
Term, in years		4 years 9 months 7 days
Volatility		77.00%
Risk-free rate		4.32%
Dividend yield		0.00%
December Common Warrants Five Year [Member] | December RDO Common Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 22.72	$ 22.72
Term, in years	4 years 8 months 12 days	4 years 11 months 12 days
Volatility	79.00%	76.00%
Risk-free rate	3.91%	4.33%
Dividend yield	0.00%	0.00%
December Common Warrants Five Year [Member] | December RDO Common Warrants | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price		$ 22.72
Term, in years		4 years 11 months 12 days
Volatility		76.00%
Risk-free rate		4.33%
Dividend yield		0.00%
December Common Warrants Two Point Five Year [Member] | December RDO Common Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 22.72	$ 22.72
Term, in years	2 years 2 months 12 days	2 years 5 months 12 days
Volatility	98.00%	95.00%
Risk-free rate	3.85%	4.21%
Dividend yield	0.00%	0.00%
December Common Warrants Two Point Five Year [Member] | December RDO Common Warrants | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price		$ 22.72
Term, in years		2 years 5 months 12 days
Volatility		95.00%
Risk-free rate		4.21%
Dividend yield		0.00%